Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 235	$ 231
2025	241	237
2026	247	242
2027	215	248
2028	2,021	216
Thereafter		2,064
Total lease payments	3,113	3,238
Less imputed interest	(1,748)	(1,811)
Total	$ 1,365	$ 1,427